Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Previously Reported Class A	Ordinary Shares Previously Reported Class B	Ordinary Shares ‣ Adoption of ASC 326 Class A	Ordinary Shares ‣ Adoption of ASC 326 Class B	Ordinary Shares Class A	Ordinary Shares Class B	Share subscription Receivables Previously Reported	Share subscription Receivables ‣ Adoption of ASC 326	Share subscription Receivables	Additional paid-in capital Previously Reported	Additional paid-in capital ‣ Adoption of ASC 326	Additional paid-in capital	Statutory reserve Previously Reported	Statutory reserve ‣ Adoption of ASC 326	Statutory reserve	Retained earnings Previously Reported	Retained earnings ‣ Adoption of ASC 326	Retained earnings	Accumulated other comprehensive income (loss) Previously Reported	Accumulated other comprehensive income (loss) ‣ Adoption of ASC 326	Accumulated other comprehensive income (loss)	Previously Reported	‣ Adoption of ASC 326	Total
Balance at Dec. 31, 2022	$ 821	$ 379			$ 821	$ 379	$ (1,200)		$ (1,200)	$ 114,726		$ 114,726	$ 282,545		$ 282,545	$ 1,563,563	$ 55,794	$ 1,619,357	$ (138,849)		$ (138,849)	$ 1,821,985	$ 55,794	$ 1,877,779
Balance (in Shares) at Dec. 31, 2022	13,141	6,060			13,141	6,060
Net loss																		(2,547,668)						(2,547,668)
Capital Contribution					$ 275				1,200			8,160,308												8,161,783
Capital Contribution (in Shares)					4,400
Foreign currency translation adjustment																					(86,942)			(86,942)
Balance at Dec. 31, 2023					$ 1,096	$ 379						8,275,034			282,545			(928,311)			(225,791)			7,404,952
Balance (in Shares) at Dec. 31, 2023					17,541	6,060
Net loss																		(8,679,289)						(8,679,289)
Capital Contribution					$ 16,522							35,235,195												35,251,717
Capital Contribution (in Shares)					264,356
Shares issued for equity compensation plan					$ 300							1,773,000												1,773,300
Shares issued for equity compensation plan (in Shares)					4,800
Foreign currency translation adjustment																					(48,655)			(48,655)
Balance at Dec. 31, 2024					$ 17,918	$ 379						45,283,229			282,545			(9,607,600)			(274,446)			35,702,025
Balance (in Shares) at Dec. 31, 2024					286,697	6,060
Net loss																		(24,020,717)						(24,020,717)
Capital Contribution					$ 99,559							15,134,703												15,234,262
Capital Contribution (in Shares)					1,592,925
Shares issued for equity compensation plan					$ 26,171	$ 3,300						3,352,329												3,381,800
Shares issued for equity compensation plan (in Shares)					418,743	52,801
Foreign currency translation adjustment																					32,724			32,724
Balance at Dec. 31, 2025					$ 143,648	$ 3,679						$ 63,770,261			$ 282,545			$ (33,628,317)			$ (241,722)			$ 30,330,094
Balance (in Shares) at Dec. 31, 2025					2,298,365	58,861